Unaudited Interim Condensed Consolidated Statements of Comprehensive Income (Loss) (Parenthetical) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Statement of Comprehensive Income [Abstract]
Foreign currency translation adjustment, net of tax (recovery) and expense	$ 1,310	$ (3,418)	$ 3,190	$ (3,038)
Change in fair value of cash flow hedges, net of tax (recovery) and expense	2,165	3,737	6,995	(178)
Change in pension and other post-employment expense, net of tax (expense) and recovery	$ 394	$ 281	$ 1,768	$ 445